Schedule of Investments PIMCO Corporate & Income Strategy Fund	October 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 150.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.6%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~		$4,446	$4,328
Al Convoy (Luxembourg) SARL 4.500% (LIBOR03M + 3.500%) due 01/17/2027 ~		68	67
Alphabet Holding Co., Inc. 3.648% (LIBOR03M + 3.500%) due 09/26/2024 ~		97	94
Ancestry.com Operations, Inc. 4.750% (LIBOR03M + 3.750%) due 10/19/2023 ~		995	995
Banijay Entertainment S.A.S 3.890% (LIBOR03M + 3.750%) due 03/01/2025 «~		14	14
Boels Topholding BV 4.000% (EUR003M + 4.000%) due 01/14/2027 ~	EUR	1,000	1,132
Caesars Resort Collection LLC
2.898% (LIBOR03M + 2.750%) due 12/23/2024 ~		$7,472	7,027
4.648% - 4.651% (LIBOR03M + 4.500%) due 07/21/2025 ~		1,000	970
CenturyLink, Inc. 2.398% (LIBOR03M + 2.250%) due 03/15/2027 ~		269	260
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~		553	497
DTEK Investments Ltd. 5.750% (LIBOR03M + 5.000%) due 06/30/2023 «~		2,439	1,368
Elanco Animal Health, Inc. 1.899% (LIBOR03M + 1.750%) due 08/01/2027 ~		112	110
Emerald TopCo, Inc. 3.648% - 3.714% (LIBOR03M + 3.500%) due 07/24/2026 ~		106	102
Envision Healthcare Corp. 3.898% (LIBOR03M + 3.750%) due 10/10/2025 ~		15,567	11,204
EyeCare Partners LLC
3.750% due 02/18/2027 µ		10	9
3.898% (LIBOR03M + 3.750%) due 02/18/2027 ~		42	40
Fly Funding SARL 6.237% (LIBOR03M + 6.000%) due 10/08/2025 «~		4,500	4,343
Forbes Energy Services LLC TBD% due 04/13/2021 «		189	169
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~		8,410	8,275
Ingersoll Rand Co. Ltd. 1.898% (LIBOR03M + 1.750%) due 03/01/2027 ~		47	45
Innophos, Inc. 3.648% (LIBOR03M + 3.500%) due 02/07/2027 ~		20	20
Intelsat Jackson Holdings S.A. 3.600% - 6.500% (LIBOR03M + 5.500%) due 07/13/2022 ^~µ		1,810	1,844
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~		921	878
Jefferies Finance LLC 3.188% (LIBOR03M + 3.000%) due 06/03/2026 ~		21	20
McDermott Technology Americas, Inc. 3.145% (LIBOR03M + 3.000%) due 06/30/2024 «~		75	62
McDermott Technology Americas, Inc. (1.148% Cash and 3.000% PIK) 4.148% (LIBOR03M + 1.000%) due 06/30/2025 ~(d)		341	224
MH Sub LLC 3.648% (LIBOR03M + 3.500%) due 09/13/2024 ~		116	113
Nascar Holdings, Inc. 2.902% (LIBOR03M + 2.750%) due 10/19/2026 ~		67	65
NCI Building Systems, Inc. 3.895% (LIBOR03M + 3.750%) due 04/12/2025 ~		39	39
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~		5,918	6,177
Ortho-Clinical Diagnostics S.A. 3.390% (LIBOR03M + 3.250%) due 06/30/2025 ~		563	545
Pacific Drilling S.A. TBD% due 10/30/2025		71	0
Parexel International Corp. 2.898% (LIBOR03M + 2.750%) due 09/27/2024 ~		88	85
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~		4,760	4,728
Playtika Holding Corp. 7.000% (LIBOR03M + 6.000%) due 12/10/2024 ~		3,334	3,343
PUG LLC 3.648% (LIBOR03M + 3.500%) due 02/12/2027 ~		4,708	4,137
Refinitiv U.S. Holdings, Inc. 3.398% (LIBOR03M + 3.250%) due 10/01/2025 ~		682	673

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		130	130
Starfruit Finco BV 3.145% (LIBOR03M + 3.000%) due 10/01/2025 ~		181	176
Summer (BC) Holdco B SARL 5.001% (LIBOR03M + 4.750%) due 12/04/2026 ~		2,958	2,845
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		6,049	4,743
U.S. Renal Care, Inc. 5.188% (LIBOR03M + 5.000%) due 06/26/2026 ~		417	401
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		3,465	3,362
Valaris PLC TBD% due 08/17/2021 «		18	18
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 ~		749	697
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		3,690	1,845
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		2,480	2,350
Zayo Group Holdings, Inc. 3.148% (LIBOR03M + 3.000%) due 03/09/2027 ~		199	192
Total Loan Participations and Assignments (Cost $89,208)			80,761
CORPORATE BONDS & NOTES 68.2%
BANKING & FINANCE 16.8%
Ally Financial, Inc.
4.250% due 04/15/2021		50	51
8.000% due 11/01/2031 (m)		1,767	2,427
Ambac LSNI LLC 6.000% due 02/12/2023 •(m)		451	449
Banca Monte dei Paschi di Siena SpA 2.625% due 04/28/2025	EUR	700	801
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	700	205
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)		$1,849	1,935
Barclays PLC 6.125% due 12/15/2025 •(j)		2,000	2,040
BGC Partners, Inc. 4.375% due 12/15/2025 (m)		1,800	1,851
Brookfield Finance, Inc. 4.700% due 09/20/2047 (m)		138	160
Cantor Fitzgerald LP
4.875% due 05/01/2024		29	32
6.500% due 06/17/2022 (m)		8,000	8,639
CBL & Associates LP
5.250% due 12/01/2023 ^(e)		112	43
5.950% due 12/15/2026 ^(e)(m)		986	372
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)		200	221
Credit Suisse Group AG 7.500% due 07/17/2023 •(j)(m)		200	212
Equitable Holdings, Inc. 5.000% due 04/20/2048		9	11
Flagstar Bancorp, Inc. 6.125% due 07/15/2021 (m)		3,500	3,516
Ford Motor Credit Co. LLC 5.125% due 06/16/2025 (m)		2,300	2,400
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (m)		361	357
6.750% due 03/15/2022 (m)		476	473
GE Capital Funding LLC 4.400% due 05/15/2030 (m)		1,700	1,854
GSPA Monetization Trust 6.422% due 10/09/2029 (m)		3,167	3,525
Highwoods Realty LP 3.050% due 02/15/2030 (m)		100	103
HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(m)	GBP	200	268
6.000% due 09/29/2023 •(j)(m)	EUR	2,100	2,597
Hunt Cos., Inc. 6.250% due 02/15/2026		$24	23
ING Groep NV 5.750% due 11/16/2026 •(j)		300	313
Kennedy Wilson Europe Real Estate Ltd.
3.250% due 11/12/2025	EUR	200	229
3.950% due 06/30/2022	GBP	3,753	4,896
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$66	64
Kilroy Realty LP 3.050% due 02/15/2030 (m)		100	104

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027		30	26
Lloyds Banking Group PLC
6.750% due 06/27/2026 •(j)		3,500	3,674
7.500% due 06/27/2024 •(j)		2,800	2,960
National Retail Properties, Inc. 2.500% due 04/15/2030 (m)		100	99
Natwest Group PLC
6.000% due 12/29/2025 •(j)		2,000	2,074
8.000% due 08/10/2025 •(j)(m)		6,390	7,167
Navient Corp. 5.625% due 08/01/2033 (m)		686	589
Newmark Group, Inc. 6.125% due 11/15/2023		62	66
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		20	21
PRA Group, Inc. 7.375% due 09/01/2025 (m)		1,100	1,156
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(m)		200	210
7.375% due 10/04/2023 •(j)(m)		600	618
Spirit Realty LP 3.400% due 01/15/2030 (m)		100	102
STORE Capital Corp. 4.625% due 03/15/2029 (m)		100	108
Tesco Property Finance PLC 7.623% due 07/13/2039	GBP	229	440
TP ICAP PLC 5.250% due 01/26/2024 (m)		2,939	4,093
UniCredit SpA 7.830% due 12/04/2023 (m)		$4,050	4,751
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	2,654	3,580
Uniti Group LP 7.875% due 02/15/2025 (m)		$11,660	12,378
Voyager Aviation Holdings LLC 9.000% due 08/15/2021		5,971	2,941
			87,224
INDUSTRIALS 40.7%
1011778 BC ULC 3.500% due 02/15/2029 (c)		1,700	1,691
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029 (m)		1,300	1,371
Albertsons Cos., Inc.
4.625% due 01/15/2027		9	9
4.875% due 02/15/2030		18	19
Altice Financing S.A. 7.500% due 05/15/2026 (m)		1,400	1,463
Anglo American Capital PLC 2.625% due 09/10/2030 (m)		1,400	1,403
Associated Materials LLC 9.000% due 09/01/2025		299	316
Avon International Capital PLC 6.500% due 08/15/2022		24	24
Ball Corp. 2.875% due 08/15/2030 (m)		1,550	1,535
Banner Health
2.338% due 01/01/2030 (m)		402	413
3.181% due 01/01/2050 (m)		256	266
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		149	110
Boeing Co.
5.040% due 05/01/2027 (m)		326	359
5.150% due 05/01/2030 (m)		754	836
5.705% due 05/01/2040 (m)		736	849
5.805% due 05/01/2050 (m)		958	1,129
5.930% due 05/01/2060 (m)		884	1,062
Bombardier, Inc.
6.000% due 10/15/2022		28	25
6.125% due 01/15/2023 (m)		345	298
7.500% due 03/15/2025 (m)		4,257	3,102
7.875% due 04/15/2027 (m)		6,633	4,842
Broadcom, Inc.
4.150% due 11/15/2030 (m)		502	563
4.300% due 11/15/2032 (m)		779	892
5.000% due 04/15/2030		40	47
Camelot Finance S.A. 4.500% due 11/01/2026		8	8
CCO Holdings LLC
4.250% due 02/01/2031 (m)		6,538	6,693
4.500% due 08/15/2030		148	154
4.750% due 03/01/2030		160	168
Citrix Systems, Inc. 3.300% due 03/01/2030		68	72

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		139	121
Community Health Systems, Inc.
6.250% due 03/31/2023 (m)		9,499	9,428
6.625% due 02/15/2025		620	606
8.000% due 03/15/2026 (m)		753	757
8.625% due 01/15/2024 (m)		1,160	1,180
Connect Finco SARL 6.750% due 10/01/2026		58	59
Continental Airlines Pass-Through Trust 9.798% due 10/01/2022		30	29
Corning, Inc. 5.450% due 11/15/2079		70	88
CSC Holdings LLC 3.375% due 02/15/2031 (m)		1,000	963
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		679	839
DAE Funding LLC
5.250% due 11/15/2021 (m)		268	273
5.750% due 11/15/2023 (m)		268	272
Dell International LLC 6.020% due 06/15/2026 (m)		2,514	2,978
Delta Air Lines, Inc. 7.375% due 01/15/2026 (m)		920	952
Energy Transfer Operating LP
3.750% due 05/15/2030 (m)		75	74
5.000% due 05/15/2050		69	64
Exela Intermediate LLC 10.000% due 07/15/2023		117	35
Ferroglobe PLC 9.375% due 03/01/2022 (m)		1,550	1,015
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		1,414	1,406
6.875% due 03/01/2026 (m)		958	953
Flex Ltd. 4.875% due 06/15/2029		16	18
Ford Motor Co. 7.700% due 05/15/2097 (m)		7,315	7,717
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		5,650	5,417
Fresnillo PLC 4.250% due 10/02/2050 (m)		1,500	1,530
Frontier Finance PLC 8.000% due 03/23/2022	GBP	3,450	4,617
Full House Resorts, Inc.
8.575% due 01/31/2024		$289	278
9.738% due 02/02/2024		25	24
General Electric Co.
4.350% due 05/01/2050 (m)		3,100	3,282
5.875% due 01/14/2038		22	26
6.150% due 08/07/2037		17	21
6.875% due 01/10/2039 (m)		10	13
Gray Television, Inc. 4.750% due 10/15/2030 (m)		1,700	1,679
HCA, Inc. 7.500% due 11/15/2095 (m)		1,200	1,529
HollyFrontier Corp. 4.500% due 10/01/2030 (m)		6,400	6,000
Hologic, Inc. 3.250% due 02/15/2029 (m)		2,400	2,416
iHeartCommunications, Inc.
6.375% due 05/01/2026 (m)		1,143	1,193
8.375% due 05/01/2027 (m)		304	297
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)	EUR	100	117
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(m)		$444	464
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(m)		327	347
Innophos Holdings, Inc. 9.375% due 02/15/2028		108	116
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)		86	23
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(e)		3,314	1,951
8.000% due 02/15/2024 ^		44	45
8.500% due 10/15/2024 ^(e)		10,423	6,462
9.750% due 07/15/2025 ^(e)(m)		3,007	1,884
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(e)		4,727	225
8.125% due 06/01/2023 ^(e)(m)		1,121	45
JetBlue Pass-Through Trust 4.000% due 05/15/2034 (m)		1,200	1,241
Kinder Morgan, Inc. 7.800% due 08/01/2031 (m)		3,580	4,788

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

Kraft Heinz Foods Co. 5.500% due 06/01/2050		200	228
Level 3 Financing, Inc. 3.625% due 01/15/2029 (m)		5,200	5,041
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 ^(e)		474	161
Marriott International, Inc. 4.625% due 06/15/2030		34	36
Melco Resorts Finance Ltd. 5.750% due 07/21/2028 (m)		1,700	1,696
MGM Resorts International 4.750% due 10/15/2028 (m)		2,200	2,155
NCL Corp. Ltd.
3.625% due 12/15/2024		70	49
10.250% due 02/01/2026 (m)		1,703	1,754
12.250% due 05/15/2024 (m)		2,900	3,223
Netflix, Inc.
3.625% due 06/15/2030	EUR	1,100	1,401
3.875% due 11/15/2029		1,504	1,949
4.625% due 05/15/2029		5,000	6,784
4.875% due 06/15/2030		$100	114
5.375% due 11/15/2029		60	70
New Albertson's LP 6.570% due 02/23/2028 (m)		5,600	5,641
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (m)		1,200	1,206
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(e)		239	58
Northriver Midstream Finance LP 5.625% due 02/15/2026 (m)		2,200	2,183
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/30/2020 (h)(j)		753	2
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		92	96
7.375% due 06/01/2025 (m)		38	40
Pacific Drilling SA 8.375% due 10/01/2023 ^(e)(m)		410	52
Pan American Energy LLC 30.115% (BADLARPP) due 11/20/2020 ~	ARS	49,770	317
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$105	111
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	6,522	6,197
5.950% due 01/28/2031		$170	143
6.490% due 01/23/2027		70	65
6.500% due 03/13/2027		190	177
6.750% due 09/21/2047		50	39
6.840% due 01/23/2030 (m)		2,220	1,987
6.950% due 01/28/2060		300	235
7.690% due 01/23/2050		110	92
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	750	851
Prime Security Services Borrower LLC 3.375% due 08/31/2027 (m)		$2,431	2,349
Qorvo, Inc. 3.375% due 04/01/2031 (m)		800	811
QualityTech LP 3.875% due 10/01/2028 (m)		1,700	1,706
QVC, Inc. 5.950% due 03/15/2043 (m)		2,429	2,344
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,000	1,753
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030 (m)		$643	720
Sands China Ltd.
5.125% due 08/08/2025 (m)		200	216
5.400% due 08/08/2028 (m)		5,128	5,587
Standard Industries, Inc. 4.375% due 07/15/2030 (m)		1,800	1,857
Tenet Healthcare Corp. 6.125% due 10/01/2028 (m)		1,000	973
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		1,864	1,850
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (m)		1,332	1,280
Teva Pharmaceutical Finance Netherlands BV 6.000% due 01/31/2025	EUR	100	121
Times Square Hotel Trust 8.528% due 08/01/2026		$1,220	1,329
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		2,249	2,445
5.750% due 09/30/2039 (m)		9,171	10,413
TransDigm, Inc. 5.500% due 11/15/2027		34	33
Transocean Pontus Ltd. 6.125% due 08/01/2025		114	101

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

Transocean, Inc.
7.250% due 11/01/2025		74	25
7.500% due 01/15/2026		26	6
8.000% due 02/01/2027		117	32
Triumph Group, Inc.
5.250% due 06/01/2022		24	21
6.250% due 09/15/2024		67	58
U.S. Renal Care, Inc. 10.625% due 07/15/2027		59	63
Uber Technologies, Inc. 6.250% due 01/15/2028 (m)		1,300	1,320
Unigel Luxembourg S.A. 8.750% due 10/01/2026 (m)		400	388
United Airlines Pass-Through Trust 5.875% due 04/15/2029 (m)		3,100	3,103
United Group BV
3.125% due 02/15/2026	EUR	210	229
3.250% due 02/15/2026 •		100	110
3.625% due 02/15/2028		200	218
4.875% due 07/01/2024		100	117
Univision Communications, Inc. 5.125% due 02/15/2025 (m)		$433	426
Valaris PLC
5.750% due 10/01/2044 ^(e)		130	6
7.750% due 02/01/2026 ^(e)		18	1
Vale Overseas Ltd.
6.875% due 11/21/2036		59	79
6.875% due 11/10/2039		43	59
ViaSat, Inc. 5.625% due 09/15/2025		81	82
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		1,597	1,812
Western Midstream Operating LP
2.074% (US0003M + 1.850%) due 01/13/2023 ~		42	39
6.250% due 02/01/2050		28	26
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		7,444	7,211
WMG Acquisition Corp.
3.000% due 02/15/2031 (m)		3,261	3,106
3.000% due 02/15/2031 (c)		1,700	1,619
Wyndham Destinations, Inc.
3.900% due 03/01/2023		72	70
4.625% due 03/01/2030		42	40
5.650% due 04/01/2024		10	10
6.000% due 04/01/2027 (m)		714	738
Wynn Macau Ltd.
5.125% due 12/15/2029		200	185
5.625% due 08/26/2028 (m)		2,200	2,117
YPF S.A. 36.951% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	7,090	45
Yum Brands, Inc. 3.625% due 03/15/2031 (m)		$2,300	2,263
Zayo Group Holdings, Inc.
4.000% due 03/01/2027 (m)		430	423
6.125% due 03/01/2028		68	69
			211,733
UTILITIES 10.7%
AT&T, Inc.
3.100% due 02/01/2043 (m)		1,178	1,122
3.300% due 02/01/2052 (m)		1,178	1,087
3.500% due 06/01/2041 (m)		964	976
3.500% due 02/01/2061 (m)		1,192	1,103
3.650% due 06/01/2051 (m)		2,030	1,996
3.850% due 06/01/2060 (m)		1,450	1,430
CenturyLink, Inc. 4.000% due 02/15/2027		54	55
DTEK Finance PLC 10.750% due 12/31/2024 ^(e)		1,192	787
Edison International 5.750% due 06/15/2027		51	58
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030 (m)		3,600	3,978
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		110	102
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)		187	49
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		836	760
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		4,938	488
Pacific Gas & Electric Co.
2.950% due 03/01/2026 (m)		392	397
3.150% due 01/01/2026		50	51
3.250% due 06/15/2023 (m)		273	282

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

3.300% due 03/15/2027 (m)		716	724
3.400% due 08/15/2024 (m)		378	393
3.450% due 07/01/2025 (m)		1,376	1,435
3.500% due 06/15/2025 (m)		735	767
3.750% due 02/15/2024 (m)		691	722
3.750% due 07/01/2028 (m)		1,376	1,416
3.750% due 08/15/2042		22	21
4.000% due 03/15/2027		7	7
4.250% due 08/01/2023 (m)		400	424
4.300% due 03/15/2045		27	26
4.500% due 07/01/2040 (m)		2,303	2,374
4.500% due 12/15/2041 (m)		275	274
4.550% due 07/01/2030 (m)		4,291	4,613
4.600% due 11/15/2023 (m)		118	118
4.650% due 08/01/2028 (m)		930	999
4.750% due 02/15/2044 (m)		632	654
4.950% due 07/01/2050 (m)		3,358	3,545
Petrobras Global Finance BV
5.093% due 01/15/2030 (m)		2,300	2,405
6.250% due 12/14/2026	GBP	3,966	5,753
6.625% due 01/16/2034		100	145
Rio Oil Finance Trust
8.200% due 04/06/2028 (m)		$245	273
9.250% due 07/06/2024 (m)		2,219	2,441
9.750% due 01/06/2027 (m)		156	178
9.750% due 01/06/2027		187	214
Southern California Edison Co.
2.850% due 08/01/2029		14	15
3.650% due 03/01/2028		5	5
3.650% due 02/01/2050		27	28
5.750% due 04/01/2035		10	13
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		39	48
Sprint Corp.
7.125% due 06/15/2024 (m)		4,726	5,442
7.875% due 09/15/2023 (m)		4,492	5,135
Talen Energy Supply LLC 6.625% due 01/15/2028		30	29
Transocean Poseidon Ltd. 6.875% due 02/01/2027		110	83
Transocean Sentry Ltd. 5.375% due 05/15/2023		100	64
			55,507
Total Corporate Bonds & Notes (Cost $359,533)			354,464
CONVERTIBLE BONDS & NOTES 0.6%
INDUSTRIALS 0.6%
DISH Network Corp. 3.375% due 08/15/2026		3,400	3,014
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(e)		10	1
Total Convertible Bonds & Notes (Cost $3,407)			3,015
MUNICIPAL BONDS & NOTES 4.8%
ILLINOIS 2.8%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040		12,700	14,475
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		110	118
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		35	39
7.350% due 07/01/2035		20	23
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		95	95
			14,750
VIRGINIA 0.2%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		750	778
WEST VIRGINIA 1.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		44,400	3,799

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

7.467% due 06/01/2047	5,150	5,572
		9,371
Total Municipal Bonds & Notes (Cost $21,478)		24,899
U.S. GOVERNMENT AGENCIES 5.8%
Fannie Mae
3.000% due 02/25/2043 - 06/25/2050 (a)(m)	37,718	4,846
5.899% due 07/25/2029 •	1,150	1,191
Freddie Mac
0.000% due 02/25/2046 (b)(h)	6,400	6,106
0.100% due 02/25/2046 (a)	62,294	7
3.500% due 05/25/2050 (a)	3,379	493
6.143% due 11/25/2055 «~	7,949	4,869
7.699% due 12/25/2027 •	3,266	3,292
10.899% due 03/25/2025 •	718	788
Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2051	8,100	8,316
Total U.S. Government Agencies (Cost $33,684)		29,908
NON-AGENCY MORTGAGE-BACKED SECURITIES 16.5%
Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^	1,988	1,888
6.000% due 01/25/2036 ^	75	74
Banc of America Funding Trust 6.000% due 07/25/2037 ^	222	215
Banc of America Mortgage Trust 6.000% due 03/25/2037 ^	237	235
BCAP LLC Trust
3.268% due 08/28/2037 ~	4,681	4,583
3.284% due 03/27/2036 ~	2,079	1,723
4.850% due 03/26/2037 þ	723	837
Bear Stearns ALT-A Trust
0.649% due 01/25/2036 ^•	792	903
3.101% due 11/25/2035 ^~	3,893	3,659
3.162% due 11/25/2036 ^~	3,227	2,167
3.253% due 09/25/2035 ^~	383	281
3.311% due 09/25/2047 ^~	4,813	3,289
3.540% due 08/25/2036 ^~	717	472
Bear Stearns Commercial Mortgage Securities Trust 5.909% due 04/12/2038 ~	210	210
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	550	538
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	3	3
CD Mortgage Trust 5.688% due 10/15/2048	5,491	3,008
Chase Mortgage Finance Trust
3.711% due 12/25/2035 ^~	6	6
6.000% due 07/25/2037 ^	653	473
Citigroup Mortgage Loan Trust
3.880% due 04/25/2037 ^~	179	158
4.121% due 09/25/2037 ^~	353	321
Commercial Mortgage Loan Trust 6.056% due 12/10/2049 ~	2,137	969
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	891	706
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	235	151
5.750% due 01/25/2035	209	211
5.750% due 02/25/2035	289	277
5.750% due 03/25/2037 ^	526	417
6.000% due 02/25/2035	902	879
6.000% due 04/25/2036	847	540
6.000% due 02/25/2037 ^	4,809	2,926
6.000% due 04/25/2037 ^	895	584
6.000% due 07/25/2037 ^	20	20
6.250% due 12/25/2036 ^•	1,345	882
6.500% due 08/25/2036 ^	420	236
Countrywide Home Loan Mortgage Pass-Through Trust
3.082% due 09/20/2036 ^~	199	186
6.000% due 07/25/2037	1,296	843
Credit Suisse Mortgage Capital Certificates 3.171% due 10/26/2036 ~	6,936	5,262
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~	4,600	4,161
GS Mortgage Securities Trust 5.622% due 11/10/2039	640	342
GSR Mortgage Loan Trust
3.491% due 08/25/2034 ~	295	281
5.500% due 05/25/2036 ^	140	279
6.000% due 02/25/2036 ^	1,830	1,183
HarborView Mortgage Loan Trust
0.627% due 01/19/2036 ^•	1,428	1,315

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

3.865% due 06/19/2036 ^~		5,109	3,509
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^		3,362	1,822
Jackson Park Trust 3.242% due 10/14/2039 ~		1,772	1,670
Jefferies Resecuritization Trust 6.000% due 05/26/2036		9,025	6,351
JPMorgan Alternative Loan Trust
3.583% due 03/25/2037 ^~		1,051	1,027
6.000% due 12/25/2035 ^		1,277	1,156
JPMorgan Chase Commercial Mortgage Securities Trust 5.623% due 05/12/2045		107	96
JPMorgan Mortgage Trust
3.342% due 02/25/2036 ^~		1,408	1,154
3.458% due 01/25/2037 ^~		407	370
3.645% due 04/25/2037 ~		5	5
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^		676	377
5.562% due 02/15/2040 ^~		294	162
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		96	96
Lehman XS Trust 0.369% due 06/25/2047 •		1,457	1,345
MASTR Alternative Loan Trust 6.750% due 07/25/2036		1,570	922
Merrill Lynch Mortgage Investors Trust 3.673% due 03/25/2036 ^~		524	349
Motel 6 Trust 7.075% due 08/15/2024 •		4,501	3,765
Residential Accredit Loans, Inc. Trust
0.379% due 05/25/2037 ^•		107	81
4.625% due 12/26/2034 ^~		1,266	805
6.000% due 08/25/2036 ^		243	241
Residential Asset Securitization Trust
6.000% due 11/25/2036 ^		2,568	1,458
6.250% due 09/25/2037 ^		2,519	1,367
6.250% due 06/25/2046 ~		1,121	1,125
Residential Funding Mortgage Securities, Inc. Trust
4.174% due 02/25/2037 ~		1,160	932
6.500% due 03/25/2032		97	102
Sequoia Mortgage Trust
2.968% due 02/20/2047 ~		235	210
3.467% due 07/20/2037 ^~		472	402
Structured Adjustable Rate Mortgage Loan Trust
3.190% due 07/25/2035 ^~		468	427
3.476% due 11/25/2036 ^~		1,564	1,495
3.553% due 01/25/2036 ^~		1,711	1,204
SunTrust Adjustable Rate Mortgage Loan Trust
3.853% due 02/25/2037 ^~		187	174
3.862% due 04/25/2037 ^~		295	239
WaMu Mortgage Pass-Through Certificates Trust
3.074% due 07/25/2037 ^~		320	307
3.141% due 10/25/2036 ^~		1,495	1,342
3.299% due 07/25/2037 ^~		719	702
3.650% due 02/25/2037 ^~		403	371
Washington Mutual Mortgage Pass-Through Certificates Trust
1.722% due 05/25/2047 ^•		58	5
6.000% due 10/25/2035 ^		1,343	1,068
Total Non-Agency Mortgage-Backed Securities (Cost $88,059)			85,926
ASSET-BACKED SECURITIES 16.6%
ACE Securities Corp. Home Equity Loan Trust 0.539% due 02/25/2036 •		23,468	19,554
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,052
Apidos CLO 0.000% due 01/20/2031 ~		$4,500	2,370
Argent Securities Trust 0.339% due 03/25/2036 •		3,432	2,300
Avoca CLO DAC 0.000% due 10/15/2030 ~	EUR	1,600	937
Bear Stearns Asset-Backed Securities Trust
0.289% due 10/25/2036 ^•		$3,144	3,835
6.500% due 10/25/2036 ^		339	248
Belle Haven ABS CDO Ltd. 0.526% due 07/05/2046 •		175,347	473
BlueMountain CLO Ltd. 5.674% due 04/13/2027 •		1,000	929
Carlyle Global Market Strategies CLO Ltd. 0.000% due 07/20/2029 ~		1,895	528
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		2,300	713
0.000% due 10/22/2031 ~		1,500	500
Citigroup Mortgage Loan Trust 0.309% due 12/25/2036 •		1,718	1,196

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

Countrywide Asset-Backed Certificates 0.289% due 06/25/2047 ^•		1,250	1,151
First Franklin Mortgage Loan Trust
1.094% due 09/25/2035 •		3,441	2,701
1.124% due 05/25/2036 •		6,404	5,356
FirstKey Homes Trust 4.781% due 09/17/2025		2,000	2,033
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		8	662
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	500	191
Home Equity Mortgage Loan Asset-Backed Trust 0.309% due 07/25/2037 •		$9,208	6,117
JPMorgan Mortgage Acquisition Trust 4.602% due 01/25/2037 ^þ		4,811	3,452
Lehman XS Trust 5.170% due 08/25/2035 ^þ		61	62
LNR CDO Ltd. 0.436% due 02/28/2043 •		2,489	242
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		7	1,481
Merrill Lynch Mortgage Investors Trust 0.468% due 04/25/2037 •		460	308
Morgan Stanley ABS Capital, Inc. Trust 0.299% due 06/25/2036 •		348	305
Morgan Stanley Mortgage Loan Trust 6.250% due 07/25/2047 ^~		575	385
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.669% due 08/25/2035 •		5,000	4,529
1.919% due 10/25/2034 •		573	564
Residential Asset Mortgage Products Trust 1.349% due 01/25/2035 ^•		2,682	2,439
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		3	3,576
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		4	2,009
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		1	628
0.000% due 10/15/2048 «(h)		1	505
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		4,300	1,102
0.000% due 07/25/2040 «(h)		21	548
0.000% due 09/25/2040 (h)		1,718	575
South Coast Funding Ltd. 0.843% due 08/10/2038 •		9,898	1,476
Symphony CLO Ltd. 4.829% due 07/14/2026 •		2,000	1,683
Taberna Preferred Funding Ltd.
0.629% due 08/05/2036 •		305	256
0.629% due 08/05/2036 ^•		5,649	4,745
2.370% due 07/05/2035 •		3,062	2,634
Total Asset-Backed Securities (Cost $93,633)			86,350
SOVEREIGN ISSUES 3.9%
Argentina Government International Bond
1.000% due 08/05/2021	ARS	21,010	134
2.500% due 07/22/2021		17,971	115
15.500% due 10/17/2026		53,560	133
29.722% (BADLARPP) due 10/04/2022 ~		58	0
32.921% (BADLARPP + 2.000%) due 04/03/2022 ~		61,384	356
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$460	168
0.125% due 07/09/2035 þ		230	76
0.125% due 01/09/2038 þ		10,995	4,110
0.125% due 07/09/2041 þ		4,706	1,606
0.125% due 07/09/2046 þ		115	38
1.000% due 07/09/2029		669	276
Autonomous City of Buenos Aires Argentina
33.891% (BADLARPP + 3.750%) due 02/22/2028 ~	ARS	22,091	124
34.122% (BADLARPP + 3.250%) due 03/29/2024 ~		308,372	1,824
36.420% (BADLARPP + 5.000%) due 01/23/2022 ~		76,750	488
Ghana Government International Bond
6.375% due 02/11/2027		$600	560
7.875% due 02/11/2035		600	535
8.750% due 03/11/2061		200	177
Jordan Government International Bond 5.850% due 07/07/2030		2,630	2,654
Provincia de Buenos Aires
34.027% due 05/31/2022	ARS	18,584	100
34.850% due 04/12/2025		136,752	629
Republic of Greece Government International Bond
3.650% due 02/24/2023 þ	EUR	142	179
3.650% due 02/24/2024 þ		142	186
3.650% due 02/24/2025 þ		142	189
3.650% due 02/24/2026 þ		142	194

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

3.650% due 02/24/2027 þ		142	198
3.650% due 02/24/2028 þ		142	202
3.650% due 02/24/2029 þ		142	205
3.650% due 02/24/2030 þ		142	208
3.650% due 02/24/2031 þ		142	211
3.650% due 02/24/2032 þ		142	214
3.650% due 02/24/2033 þ		142	217
3.650% due 02/24/2034 þ		142	221
3.650% due 02/24/2035 þ		142	223
3.650% due 02/24/2036 þ		142	226
3.650% due 02/24/2037 þ		142	228
3.650% due 02/24/2038 þ		142	228
3.650% due 02/24/2039 þ		142	234
3.650% due 02/24/2040 þ		142	233
3.650% due 02/24/2041 þ		142	240
3.650% due 02/24/2042 þ		142	242
South Africa Government International Bond 5.750% due 09/30/2049		$800	724
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (m)		200	203
Ukraine Government International Bond 4.375% due 01/27/2030	EUR	1,054	1,030
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		$240	23
8.250% due 10/13/2024 ^(e)		28	3
9.250% due 09/15/2027 ^(e)		308	30
Total Sovereign Issues (Cost $31,219)			20,394
		SHARES
COMMON STOCKS 1.6%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		531,903	476
iHeartMedia, Inc. «(f)		400	3
iHeartMedia, Inc. 'A' (f)		29,808	245
			724
ENERGY 0.0%
Forbes Energy Services Ltd. (f)(k)		11,400	1
FINANCIALS 0.2%
Associated Materials Group, Inc. «(f)(k)		114,060	724
INDUSTRIALS 1.3%
McDermott International Ltd. (f)		150,263	255
Neiman Marcus Group Ltd. LLC «(f)(k)		73,491	6,114
Westmoreland Mining Holdings LLC «(f)(k)		50,497	379
			6,748
Total Common Stocks (Cost $9,843)			8,197
WARRANTS 2.0%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039 «		194,137	1,570
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «		775,000	0
INFORMATION TECHNOLOGY 1.7%
Windstream Services LLC - Exp. 03/24/2021 «		493,771	9,016
Total Warrants (Cost $8,199)			10,586
PREFERRED SECURITIES 7.4%
BANKING & FINANCE 3.8%
AGFC Capital Trust 1.987% (US0003M + 1.750%) due 01/15/2067 ~(m)		2,300,000	869
Banco Santander S.A. 6.250% due 09/11/2021 •(j)		400,000	458
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		70,000	70
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		1,000,000	1,079

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

Nationwide Building Society 10.250% ~		34,400	7,481
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (i)(j)		6,790,000	9,833
			19,790
INDUSTRIALS 3.6%
General Electric Co. 5.000% due 01/21/2021 •(j)		261,000	214
Sequa Corp. (12.000% PIK) 12.000% «(d)		20,296	18,409
			18,623
Total Preferred Securities (Cost $33,585)			38,413
REAL ESTATE INVESTMENT TRUSTS 2.2%
REAL ESTATE 2.2%
Uniti Group, Inc.		239,397	2,112
VICI Properties, Inc.		416,263	9,553
Total Real Estate Investment Trusts (Cost $6,942)			11,665
SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (l) 4.0%			20,726
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021	ARS	23,696	153
ARGENTINA TREASURY BILLS 0.4%
(9.670)% due 11/30/2020 - 12/30/2020 (g)(h)		277,822	1,832
U.S. TREASURY BILLS 0.4%
0.112% due 12/10/2020 - 01/21/2021 (g)(h)(o)(q)		$2,150	2,150
Total Short-Term Instruments (Cost $25,013)			24,861
Total Investments in Securities (Cost $803,803)			779,439
Total Investments 150.0% (Cost $803,803)			$779,439
Financial Derivative Instruments (n)(p) 0.1%(Cost or Premiums, net $1,966)			623
Preferred Shares (4.5)%			(23,525)
Other Assets and Liabilities, net (45.6)%			(237,047)
Net Assets Applicable to Common Shareholders 100.0%			$519,490

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Associated Materials Group, Inc.	08/24/2020	$724	$724	0.14%
Forbes Energy Services Ltd.	10/09/2014-11/18/2016	370	1	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	2,408	6,114	1.18
Westmoreland Mining Holdings LLC	12/08/2014-10/19/2016	1,455	379	0.07
$4,957	$7,218	1.39%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	10/30/2020	11/02/2020	$1,026	U.S. Treasury Notes 1.125% due 02/28/2022	$(1,046)	$1,026	$1,026
JPS	0.110	10/30/2020	11/02/2020	9,300	U.S. Treasury Bonds 3.375% due 11/15/2048	(9,412)	9,300	9,300
MBC	0.110	10/30/2020	11/02/2020	8,200	U.S. Treasury Notes 1.875% due 09/30/2022	(8,462)	8,200	8,200
NOM	0.110	10/30/2020	11/02/2020	2,200	U.S. Treasury Bonds 2.875% due 08/15/2045	(2,224)	2,200	2,200
Total Repurchase Agreements	$(21,144)	$20,726	$20,726
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.400%	10/23/2020	01/22/2021	GBP	(2,873)	$(3,723)
0.750	10/27/2020	03/01/2021	$(6,070)	(6,071)
0.770	10/23/2020	03/26/2021	(7,580)	(7,582)
0.850	10/08/2020	01/11/2021	(2,561)	(2,562)
0.890	10/23/2020	03/26/2021	(1,071)	(1,071)
BRC	0.500	03/25/2020	TBD(3)	(125)	(125)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

	0.790	11/02/2020	05/03/2021		(3,693)	(3,693)
	0.950	07/28/2020	01/28/2021		(5,606)	(5,620)
CDC	0.400	08/05/2020	TBD(3)		(4,848)	(4,853)
	0.450	10/16/2020	01/19/2021		(6,186)	(6,187)
	0.480	10/21/2020	02/23/2021		(3,927)	(3,928)
	0.480	10/26/2020	03/01/2021		(3,025)	(3,026)
	0.500	10/21/2020	03/23/2021		(1,385)	(1,385)
	0.830	10/23/2020	02/16/2021		(4,886)	(4,887)
	0.850	09/16/2020	03/16/2021		(3,237)	(3,240)
	0.880	10/21/2020	03/23/2021		(8,352)	(8,355)
CEW	0.664	11/03/2020	02/05/2021		(700)	(700)
	0.684	10/05/2020	01/06/2021		(9,944)	(9,949)
	0.730	10/26/2020	01/11/2021		(193)	(193)
	0.730	10/09/2020	01/11/2021		(3,541)	(3,543)
	0.730	10/09/2020	01/13/2021		(7,637)	(7,641)
	0.888	09/09/2020	03/08/2021		(1,213)	(1,214)
	0.900	08/03/2020	11/03/2020		(631)	(632)
CIB	0.700	09/29/2020	11/02/2020		(668)	(669)
	0.850	11/02/2020	02/05/2021		(672)	(672)
	0.880	10/16/2020	01/15/2021		(3,211)	(3,212)
CSG	0.650	10/07/2020	01/11/2021		(1,190)	(1,190)
	1.150	10/28/2020	01/28/2021		(707)	(707)
DEU	1.550	05/15/2020	11/16/2020		(691)	(696)
FOB	0.450	10/15/2020	01/11/2021		(1,724)	(1,725)
	0.450	10/28/2020	01/26/2021		(397)	(397)
	0.450	10/28/2020	01/27/2021		(101)	(101)
	0.500	08/04/2020	TBD(3)		(2,969)	(2,973)
	0.550	10/28/2020	01/27/2021		(1,521)	(1,521)
	0.550	10/28/2020	01/28/2021		(261)	(261)
	0.650	08/05/2020	TBD(3)		(6,645)	(6,656)
JML	(0.250)	10/15/2020	01/15/2021	EUR	(1,973)	(2,297)
	0.400	10/16/2020	01/18/2021	GBP	(176)	(228)
NOM	0.550	10/07/2020	01/11/2021		$(1,126)	(1,127)
	0.650	10/07/2020	01/11/2021		(2,525)	(2,526)
	0.750	10/30/2020	02/02/2021		(6,661)	(6,662)
	0.800	10/16/2020	02/16/2021		(11,560)	(11,564)
	0.800	10/19/2020	02/16/2021		(2,234)	(2,235)
RTA	0.765	10/26/2020	01/25/2021		(1,041)	(1,042)
SCX	0.770	10/26/2020	02/17/2021		(1,836)	(1,836)
SOG	0.450	08/05/2020	TBD(3)		(11,041)	(11,053)
	0.500	10/23/2020	01/22/2021		(964)	(964)
	0.500	10/27/2020	01/27/2021		(903)	(903)
	0.520	10/19/2020	01/20/2021		(1,082)	(1,082)
	0.630	10/28/2020	04/28/2021		(2,182)	(2,182)
	0.700	07/15/2020	TBD(3)		(6,395)	(6,408)
	0.700	09/25/2020	TBD(3)		(1,375)	(1,375)
	0.750	10/27/2020	03/01/2021		(2,873)	(2,873)
	0.780	10/23/2020	02/24/2021		(4,151)	(4,152)
	0.860	10/21/2020	04/19/2021		(149)	(149)
	0.870	09/16/2020	03/17/2021		(4,090)	(4,095)
	0.950	08/05/2020	02/05/2021		(6,215)	(6,230)
	0.950	09/17/2020	02/05/2021		(941)	(942)
	0.950	09/17/2020	02/22/2021		(5,112)	(5,118)
	0.950	10/14/2020	02/05/2021		(801)	(801)
TDM	0.320	11/02/2020	TBD(3)		(3,838)	(3,838)
	0.380	08/04/2020	TBD(3)		(1,533)	(1,535)
	0.380	08/05/2020	TBD(3)		(1,224)	(1,226)
	0.380	08/27/2020	TBD(3)		(9,898)	(9,905)
	0.380	09/09/2020	TBD(3)		(2,322)	(2,323)
UBS	0.450	10/09/2020	01/07/2021		(2,036)	(2,036)
	0.500	10/06/2020	01/06/2021		(187)	(187)
	0.500	10/19/2020	01/19/2021		(1,360)	(1,361)
	0.500	10/19/2020	01/21/2021		(5,238)	(5,239)
	0.500	10/19/2020	01/22/2021		(1,888)	(1,889)
	0.750	10/15/2020	01/15/2021		(1,024)	(1,024)
	0.750	10/20/2020	01/20/2021		(11,962)	(11,965)
	0.750	10/27/2020	01/28/2021		(1,502)	(1,502)
	0.800	10/06/2020	01/06/2021		(145)	(145)
	0.800	10/09/2020	01/07/2021		(485)	(486)
	0.800	10/09/2020	01/08/2021		(5,966)	(5,969)
	0.800	10/09/2020	01/11/2021		(575)	(575)
	0.800	10/13/2020	01/13/2021		(2,155)	(2,156)
	0.800	10/13/2020	01/15/2021		(4,395)	(4,397)
Total Reverse Repurchase Agreements						$(246,562)
(m)	Securities with an aggregate market value of $279,300 and cash of $280 have been pledged as collateral under the terms of master agreements as of October 31, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended October 31, 2020 was $(216,696) at a weighted average interest rate of 0.716%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2020(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	15.361%		$600	$(1)	$(148)	$(149)	$0	$(6)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.479	EUR	1,600	(319)	31	(288)	3	0
							$(320)	$(117)	$(437)	$3	$(6)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	03/17/2031	GBP	10,500	$(46)	$5	$(41)	$82	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.250	Annual	03/17/2051		3,000	125	10	135	80	0
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.184	Quarterly	10/21/2025		$15,718	0	(41)	(41)	0	(8)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.562	Quarterly	10/21/2030		8,398	0	(95)	(95)	0	(25)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.793	Quarterly	10/21/2035		16,338	0	(294)	(294)	0	(77)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.909	Quarterly	10/21/2040		19,950	0	(482)	(482)	0	(135)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.985	Quarterly	10/21/2050		1,399	0	(49)	(49)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	0.173	Quarterly	10/21/2025		15,718	0	42	42	9	0
Receive	1-Day USD-SOFR Compounded-OIS	0.534	Quarterly	10/21/2030		8,398	0	102	102	27	0
Receive	1-Day USD-SOFR Compounded-OIS	0.745	Quarterly	10/21/2035		16,338	0	332	332	87	0
Receive	1-Day USD-SOFR Compounded-OIS	0.844	Quarterly	10/21/2040		19,950	0	577	577	149	0
Receive	1-Day USD-SOFR Compounded-OIS	0.907	Quarterly	10/21/2050		1,399	0	57	57	15	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		64,000	(594)	6,152	5,558	5	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		75,590	4,664	4,235	8,899	0	(24)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		44,900	325	5,890	6,215	0	(66)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		68,300	3,736	9,803	13,539	0	(138)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		169,400	(5,526)	87,516	81,990	0	(1,493)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		8,300	(60)	(1,420)	(1,480)	81	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		14,500	(33)	(1,612)	(1,645)	137	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		15,100	(58)	(2,125)	(2,183)	145	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		10,800	(33)	(2,559)	(2,592)	109	0
Receive(5)	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		168,200	(561)	8,527	7,966	1,554	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	7,600	188	688	876	0	(1)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	8,700	159	(299)	(140)	11	0
							$2,286	$114,960	$117,246	$2,491	$(1,981)
Total Swap Agreements							$1,966	$114,843	$116,809	$2,494	$(1,987)
(o)	Securities with an aggregate market value of $998 and cash of $8,929 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	11/2020	EUR	762		$893	$5	$0
CBK	11/2020	GBP	1,077		1,402	7	0
	11/2020		$30,395	GBP	23,378	0	(109)
	12/2020	GBP	23,378		$30,400	108	0
	12/2020		$2,807	PEN	10,044	0	(29)
HUS	11/2020	EUR	1,129		$1,327	12	0
	11/2020	GBP	19,837		25,532	2	(168)
	11/2020		$6,191	EUR	5,266	0	(58)
	03/2021		132	PEN	471	0	(2)
JPM	11/2020	EUR	704		$832	12	0
MYI	11/2020		2,430		2,848	18	0
SCX	11/2020		35,891		42,115	315	0
	12/2020		35,650		41,553	7	0
	12/2020		$25	RUB	1,912	0	(1)
TOR	11/2020	GBP	2,464		$3,189	0	(3)
Total Forward Foreign Currency Contracts						$486	$(370)
(q)

Securities with an aggregate market value of $301 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2020.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of October 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 10/31/2020
Investments in Securities, at Value
Loan Participations and Assignments			$0		$74,787	$5,974	$80,761
Corporate Bonds & Notes
Banking & Finance			0		87,224	0	87,224
Industrials			0		211,733	0	211,733
Utilities			0		55,507	0	55,507
Convertible Bonds & Notes
Industrials			0		3,014	0	3,014
Utilities			0		1	0	1
Municipal Bonds & Notes
Illinois			0		14,750	0	14,750
Virginia			0		778	0	778
West Virginia			0		9,371	0	9,371
U.S. Government Agencies			0		25,039	4,869	29,908
Non-Agency Mortgage-Backed Securities			0		85,926	0	85,926
Asset-Backed Securities			0		76,941	9,409	86,350
Sovereign Issues			0		20,394	0	20,394
Common Stocks
Communication Services			721		0	3	724
Energy			0		1	0	1
Financials			0		0	724	724
Industrials			255		0	6,493	6,748
Warrants
Communication Services			0		0	1,570	1,570
Information Technology			0		0	9,016	9,016
Preferred Securities
Banking & Finance			0		19,790	0	19,790
Industrials			0		214	18,409	18,623
Real Estate Investment Trusts
Real Estate			11,665		0	0	11,665
Short-Term Instruments
Repurchase Agreements			0		20,726	0	20,726
Short-Term Notes			0		153	0	153
Argentina Treasury Bills			0		1,832	0	1,832
U.S. Treasury Bills			0		2,150	0	2,150
Total Investments			$12,641		$710,331	$56,467	$779,439
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		2,494	0	2,494
Over the counter			0		486	0	486
			$0		$2,980	$0	$2,980
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(1,987)	0	(1,987)

Schedule of Investments PIMCO Corporate & Income Strategy Fund (Cont.)	October 31, 2020 (Unaudited)

Over the counter					0	(370)	0		(370)
					$0	$(2,357)	$0		$(2,357)
Total Financial Derivative Instruments					$0	$623	$0		$623
Totals					$12,641	$710,954	$56,467		$780,062

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2020:
Category and Subcategory	Beginning Balance at 07/31/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$11,340	$9,637	$(7,966)	$26	$(6,961)	$5,423	$1,369	$(6,894)	$5,974	$38
U.S. Government Agencies	4,848	0	(21)	4	7	31	0	0	4,869	29
Asset-Backed Securities	15,550	0	(5,913)	0	115	(343)	0	0	9,409	(335)
Common Stocks
Communication Services	3	0	0	0	0	0	0	0	3	0
Financials	0	724	0	0	0	0	0	0	724	0
Industrials	379	2,408	0	0	0	3,706	0	0	6,493	3,706
Real Estate	2,246	0	0	0	0	(135)	0	(2,111)	0	0
Warrants
Communication Services	0	0	0	0	0	0	1,570	0	1,570	0
Information Technology	0	4,093	0	0	0	4,923	0	0	9,016	4,923
Preferred Securities
Industrials	14,742	493	0	0	0	3,174	0	0	18,409	3,174
Totals	$49,108	$17,355	$(13,900)	$30	$(6,839)	$16,779	$2,939	$(9,005)	$56,467	$11,535

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 10/31/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$1,368	Other Valuation Techniques(2)			—			—	—
		18	Proxy Pricing			Base Price			99.701	—
		4,588	Third Party Vendor			Broker Quote			82.500 - 97.250	96.055
U.S. Government Agencies		4,869	Proxy Pricing			Base Price			61.250	—
Asset-Backed Securities		9,409	Proxy Pricing			Base Price			2,633.000 – 110,000.000	62,838.878
Common Stocks
Communication Services		3	Other Valuation Techniques(2)			—			—	—
Financials		724	Other Valuation Techniques(2)			—			—	—
Industrials		6,114	Market Based Approach			Discount Rate			12.500	—
		379	Other Valuation Techniques(2)			—			—	—
Warrants
Communication Services		1,570	Other Valuation Techniques(2)			—			—	—
Information Technology		9,016	Fundamental Valuation			Company Equity Value			$1,826,400.000	—
Preferred Securities
Industrials		18,409	Fundamental Valuation			Company Equity Value			$709,404,767.000	—
Total		$56,467
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotation directly from the broker-dealer or passed-through broker quote from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of October 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	FOB	Credit Suisse Securities (USA) LLC	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CIB	Canadian Imperial Bank of Commerce	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank
CSG	Credit Suisse AG Cayman	MBC	HSBC Bank Plc	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	RUB	Russian Ruble
AUD	Australian Dollar	PEN	Peruvian New Sol	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	PRIME	Daily US Prime Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	US0003M	3 Month USD Swap Rate
LIBOR03M	3 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding